Summary of Significant Accounting Policies - Subsidiaries in Consolidation (Table) (Details)	12 Months Ended
Dec. 31, 2015
Corporacion Navios S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Energias Renovables del Sur S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Port-Terminal Rights Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	3/19-12/31
Nauticler S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Compania Naviera Horamar S.A.
Entity Information
Country of incorporation	Argentina
Nature	Vessel-Operating Management Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Compania de Transporte Fluvial International S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Ponte Rio S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Thalassa Energy S.A.
Entity Information
Country of incorporation	Argentina	[1]
Nature	Barge-Owning Company	[1]
Percentage of Ownership	100.00%	[1]
Statement of operations
2013	1/1-11/19	[1]
HS Tankers Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
HS Navigation Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
HS Shipping Ltd. Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
HS South Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Petrovia Internacional S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Land-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Mercopar S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Operating/Barge-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Navegacion Guarani S.A.
Entity Information
Country of incorporation	Paraguay	[2]
Nature	Operating/Barge and Pushboat-Owning Company	[2]
Percentage of Ownership	100.00%	[2]
Statement of operations
2013	1/1-6/12	[2]
Hidrovia OSR S.A.
Entity Information
Country of incorporation	Paraguay	[3]
Nature	Tanker-Owning Company/Oil Spill Response & Salvage Services	[3]
Percentage of Ownership	100.00%	[3]
Statement of operations
2013	1/1-7/10	[3]
Mercofluvial S.A.
Entity Information
Country of incorporation	Paraguay	[3]
Nature	Operating/Barge and Pushboat-Owning Company	[3]
Percentage of Ownership	100.00%	[3]
Statement of operations
2013	1/1-7/10	[3]
Petrolera San Antonio S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Port Facility-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Stability Oceanways S.A.
Entity Information
Country of incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Hidronave South American Logistics S.A.
Entity Information
Country of incorporation	Brazil	[4]
Nature	Pushboat-Owning Company	[4]
Percentage of Ownership	100.00%	[4]
Statement of operations
2015	1/1-12/31	[4]
2014	1/1-12/31	[4]
2013	1/1-12/31	[4]
Horamar do Brazil Navegacao Ltda
Entity Information
Country of incorporation	Brazil
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	5/8-12/31
Navarra Shipping Corporation
Entity Information
Country of incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Pelayo Shipping Corporation
Entity Information
Country of incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Navios Logistics Finance (US) Inc.
Entity Information
Country of incorporation	Delaware
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Varena Maritime Services S.A.
Entity Information
Country of incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	1/1-12/31
2013	1/1-12/31
Merco Parana S.A.
Entity Information
Country of incorporation	Argentina	[1]
Nature	Barge-Owning Company	[1]
Percentage of Ownership	100.00%	[1]
Statement of operations
2013	1/1-11/19	[1]
Honey Bunkering S.A.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	8/20-12/31
Naviera Alto Parana S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	7/4-12/31
Edolmix S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Port-Terminal Rights Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	12/15-12/31
Cartisur S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Port-Terminal Rights Owning Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	12/15-12/31
NP Trading S.A.
Entity Information
Country of incorporation	British Virgin Islands
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	12/15-12/31
Ruswe International S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Barge-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	1/1-12/31
2014	12/23-12/31
Terra Norte S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2015	9/30-12/31

[1]	These companies were merged into Compania Naviera Horamar S.A. on November 19, 2013.
[2]	This company was merged into another Paraguayan company on June 12, 2013.
[3]	These companies were merged into other Paraguayan companies on July 10, 2013.
[4]	On July 10, 2013 the Company became the sole shareholder of Hidronave South American Logistics S.A. ("Hidronave S.A.") by acquiring the remaining 49% noncontrolling interest.